Average Annual Total Returns - Class R6 Shares - Federated Hermes SDG Engagement Equity Fund	IS 1 Year	IS Since Inception	IS Inception Date	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions Since Inception	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI All Country World SMID Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI All Country World SMID Index(reflects no deduction for fees, expenses or taxes) Since Inception		Morningstar World Small/Mid Stock Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar World Small/Mid Stock Funds Average(reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.34%	11.08%	Nov. 06, 2018	8.11%	10.66%	5.09%	8.41%	15.67%	[1]	14.02%	[1]	24.89%	[2]	17.38%	[2]

[1]	The MSCI All Country World SMID Index captures mid- and small-cap representation across 23 Developed Markets and 26 Emerging Markets countries.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.